Business Combinations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Combinations

27	Business combinations
There were no material acquisitions of businesses during the financial years ended December 31, 2021 and 2020. A business acquisition subsequent to the end of the financial year has been described in Note 30.